Document and Entity Information	Sep. 02, 2025
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001901799
Document Type	8-K
Document Period End Date	Sep. 02, 2025
Entity Registrant Name	Bitcoin Depot Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-41305
Entity Tax Identification Number	87-3219029
Entity Address, Address Line One	2870 Peachtree Road, Suite
Entity Address, Address Line Two	327
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30305
City Area Code	(678)
Local Phone Number	435-9604
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Class A [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	BTM
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	BTMWW
Security Exchange Name	NASDAQ